Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Value Plus Fund

Investor Class Shares (HRVIX)

Institutional Class Shares (HNVIX)

Supplement dated February 12, 2024 to

Prospectus, Summary Prospectus and Statement of Additional Information
each dated May 1, 2023

Effective February 9, 2024, Andrew J. Fleming is the sole Portfolio Manager of the Heartland Value Plus Fund (the “Fund”) following the resignation of Bradford A. Evans. Accordingly, all references to Bradford A. Evans as Portfolio Manager of the Fund are removed.